WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 95.9%
Education - 7.9%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Tapestry Charter School Project, Series A	5.000%	8/1/37	$825,000	$918,052
Build NYC Resource Corp., NY, Revenue:
Manhattan College Project, Refunding	5.000%	8/1/35	400,000	469,964
Manhattan College Project, Refunding	5.000%	8/1/36	500,000	585,815
New York State Dormitory Authority Revenue:
School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/30	2,000,000	2,519,260
State University Dormitory Facilities, Series B, Refunding	5.000%	7/1/31	1,300,000	1,491,932
State University Dormitory Facilities, Series B, Refunding	5.000%	7/1/32	1,400,000	1,603,532
State University Dormitory Facilities, Series B, Refunding	5.000%	7/1/36	1,835,000	2,094,322
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Refunding	5.000%	9/1/27	2,000,000	2,442,040

Total Education				12,124,917

Health Care - 12.7%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A	5.000%	10/1/34	750,000	940,245
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/44	480,000	538,867
Nassau County, NY, Local Economic Assistance Corp. Revenue, South Nassau Communities Hospital Project, Refunding	5.000%	7/1/27	5,690,000	5,957,203
New York State Dormitory Authority Revenue, Northwell Health Obligated Group, Series B-3	5.000%	5/1/26	5,000,000	5,951,450	(a)(b)
Oneida County, NY, Local Development Corp., Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/32	1,000,000	1,155,830
Suffolk County, NY, Economic Development Corp. Revenue, Catholic Health Services of Long Island Obligated Group Project	5.000%	7/1/22	5,000,000	5,075,050

Total Health Care				19,618,645

Housing - 2.8%
New York City, NY, HDC Revenue, New York City Housing Authority Program, Series A	5.000%	7/1/22	4,000,000	4,243,920

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2021 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 5.4%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper NY Inc. Project, Refunding	4.500%	1/1/25	$800,000	$855,008	(c)(d)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	1,000,000	1,241,040
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	599,715	(d)
Terminal 4 John F. Kennedy International Airport Project, Series A	5.000%	12/1/25	1,120,000	1,308,462	(d)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/34	1,000,000	1,243,070
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/38	1,500,000	1,846,950
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	1,250,000	1,302,050	(c)

Total Industrial Revenue				8,396,295

Local General Obligation - 1.8%
Town of Oyster Bay Nassau County, NY, Public Improvement Bonds, GO:
Refunding, AGM	4.000%	3/1/26	800,000	925,352
Refunding, AGM	4.000%	3/1/27	800,000	942,592
Refunding, AGM	4.000%	3/1/28	800,000	956,720

Total Local General Obligation				2,824,664

Power - 4.5%
Long Island, NY, Power Authority Electric System Revenue:
Series B, Refunding	1.650%	9/1/24	1,750,000	1,810,585	(a)(b)
Series B, Refunding	0.850%	9/1/25	2,500,000	2,491,775	(a)(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	100,000	90,250	*(e)
Series A	5.050%	7/1/42	70,000	63,175	*(e)
Series DDD, Refunding	5.000%	7/1/21	370,000	333,925	*(e)
Series TT	5.000%	7/1/37	450,000	406,125	*(e)
Series XX	5.250%	7/1/40	215,000	194,575	*(e)

See Notes to Schedule of Investments.

2	Western Asset Intermediate Maturity New York Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - (continued)
Series ZZ, Refunding	5.250%	7/1/18	$100,000	$87,750	*(f)
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	1,250,000	1,409,462

Total Power				6,887,622

Pre-Refunded/Escrowed to Maturity - 4.1%
Build NYC Resource Corp., NY, Revenue:
New York Methodist Hospital Project, Refunding	5.000%	7/1/26	600,000	690,144	(g)
New York Methodist Hospital Project, Refunding	5.000%	7/1/28	1,000,000	1,150,240	(g)
New York Methodist Hospital Project, Refunding	5.000%	7/1/29	400,000	460,096	(g)
MTA, NY, Transportation Revenue, Series A	5.000%	11/15/25	1,500,000	1,551,510	(g)
Nassau County, NY, Local Economic Assistance Corp. Revenue, Winthrop University Hospital Assistance Project, Refunding	5.000%	7/1/27	1,000,000	1,064,860	(g)
New York State Dormitory Authority Revenue:
Pratt Institute, Series A, Refunding	5.000%	7/1/25	250,000	288,008	(g)
Pratt Institute, Series A, Refunding	5.000%	7/1/26	500,000	576,015	(g)
Pratt Institute, Series A, Refunding	5.000%	7/1/29	500,000	576,015	(g)

Total Pre-Refunded/Escrowed to Maturity				6,356,888

Special Tax Obligation - 19.5%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	3,000,000	3,569,250
New York State Convention Center Development Corp. Revenue:
CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/33	4,240,000	2,908,004
CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/35	8,730,000	5,523,558
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 1 Bonds, Series C, Refunding	5.000%	3/15/39	3,515,000	4,256,806
Group C, Series A	5.000%	3/15/42	3,060,000	3,630,659
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/44	4,000,000	4,825,400
Transportation, Series A	5.000%	3/15/23	500,000	547,990
Transportation, Series A	5.000%	3/15/25	1,000,000	1,096,660

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2021 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$210,000	$184,861
Restructured, Series A-1	4.550%	7/1/40	40,000	43,602
Restructured, Series A-1	5.000%	7/1/58	540,000	598,072
Restructured, Series A-2	4.329%	7/1/40	70,000	75,296
Restructured, Series A-2A	4.550%	7/1/40	1,130,000	1,231,756
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	1,600,000	1,574,064

Total Special Tax Obligation				30,065,978

State General Obligation - 0.1%
Puerto Rico Commonwealth Public Improvement Bonds, GO, Series A, Refunding	5.000%	7/1/41	250,000	195,313	*(e)

Transportation - 31.6%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/34	5,000,000	6,004,100
MTA, NY, Transportation Revenue:
Green Bonds, Series B, Refunding	5.000%	11/15/26	1,000,000	1,196,640
Green Bonds, Series C-1, Refunding	5.000%	11/15/24	370,000	422,792
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,000,000	2,278,260
Series A-2	5.000%	5/15/30	1,250,000	1,544,213	(a)(b)
Series B, Refunding	5.000%	11/15/37	1,000,000	1,154,700
New York State Thruway Authority Revenue:
Series L, Refunding	5.000%	1/1/31	1,750,000	2,181,252
Series L, Refunding	5.000%	1/1/32	1,250,000	1,551,525
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,427,232	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	5,100,000	6,041,205	(d)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	2,000,000	2,284,640	(d)
Consolidated Series 185	5.000%	9/1/26	5,935,000	6,773,081	(d)
Consolidated Series 193, Refunding	5.000%	10/15/30	8,000,000	9,382,720	(d)

See Notes to Schedule of Investments.

4	Western Asset Intermediate Maturity New York Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
Consolidated Series 226, Refunding	5.000%	10/15/37	$1,250,000	$1,564,262	(d)(h)
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	4,000,000	5,017,920

Total Transportation				48,824,542

Water & Sewer - 5.5%
Buffalo, NY, Municipal Water Finance Authority, Water System Revenue:
Series A, Refunding	5.000%	7/1/26	900,000	1,053,936
Series A, Refunding	5.000%	7/1/27	1,000,000	1,170,110
New York State Environmental Facilities Corp., Clean Water and Drinking Water Revolving Funds Revenue:
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.000%	6/15/23	1,250,000	1,385,375
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.000%	6/15/24	1,500,000	1,663,545
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	850,000	894,803
Western Nassau County, NY, Water Authority, Water System Revenue:
Series A	5.000%	4/1/31	250,000	287,793
Series A	5.000%	4/1/32	700,000	805,217
Series A	5.000%	4/1/34	1,040,000	1,193,639

Total Water & Sewer				8,454,418

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $139,872,040)				147,993,202

SHORT-TERM INVESTMENTS - 4.4%
MUNICIPAL BONDS - 4.4%
General Obligations - 2.7%
New York City, NY, GO, Subseries G-6, LOC - Mizuho Bank Ltd.	0.010%	4/1/42	4,200,000	4,200,000	(i)(j)

Housing: Multi-Family - 0.3%
New York State HFA Revenue, East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	0.050%	11/15/31	500,000	500,000	(d)(i)(j)

Tax Allocation - 0.5%
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Subseries B-4, SPA - JPMorgan Chase & Co.	0.010%	8/1/42	300,000	300,000	(i)(j)
Subseries D-3, SPA - Mizuho Bank Ltd.	0.020%	2/1/44	400,000	400,000	(i)(j)

Total Tax Allocation				700,000

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2021 Quarterly Report	5

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - 0.5%
MTA, NY, Transportation Revenue, Subseries D-2, LOC - Landesbank Hessen-Thueringen	0.020%	11/1/35	$800,000	$800,000	(i)(j)

Water & Sewer - 0.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.010%	6/15/33	500,000	500,000	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,700,000)				6,700,000

TOTAL INVESTMENTS - 100.3% (Cost - $146,572,040)				154,693,202
Liabilities in Excess of Other Assets - (0.3)%				(422,210)

TOTAL NET ASSETS - 100.0%				$154,270,992

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on this security is currently in default as of February 28, 2021.

(f)	The maturity principal is currently in default as of February 28, 2021.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	Securities traded on a when-issued or delayed delivery basis.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

6	Western Asset Intermediate Maturity New York Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HFA	— Housing Finance Agency
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2021 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

8

Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$147,993,202	—	$147,993,202
Short-Term Investments†	—	6,700,000	—	6,700,000

Total Investments	—	$154,693,202	—	$154,693,202

†	See Schedule of Investments for additional detailed categorizations.

10